Marketing and Sales (Details) - Schedule of marketing and sales - Marketing and Sales [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketing and Sales (Details) - Schedule of marketing and sales [Line Items]
Payroll and related expenses	[1]	$ 870	$ 489	$ 744
Exhibitions, conventions and travel expenses		172	189	113
Consultants		212	249	128
Other		96	60	30
Total marketing and sales		$ 1,350	$ 987	$ 1,015

[1]	Includes share-based payment of USD 206, USD 182 and USD 438 in 2019, 2018 and 2017, respectively.